Long-Term Debt with Original Maturities of More Than One Year (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Obligations under capital leases	¥ 29,129	¥ 26,680
Loan participation borrowings	83,128	79,014
Senior borrowings and bonds	11,080,548	5,805,634
Subordinated borrowings and bonds	3,389,436	3,942,613
Total	¥ 14,582,241	¥ 9,853,941